Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Series, Inc.
Entity Central Index Key	0001062806
Document Period End Date	May 31, 2024
C000198221 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Class K Shares
Trading Symbol	MKILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  International equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Major overseas economies returned to positive growth, supporting the corporate earnings outlook.
  Signs of easing inflation led to expectations that leading central banks were poised to begin reducing interest rates.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI ACWI ex USA Index) were led by stock selection within the financials, communication services, and energy sectors. At the individual stock level, Recruit Holdings Co., Ltd., a Japanese human resources and technology company with flagship job search engines Indeed and Glassdoor, contributed. Shares of Recruit have been supported by a favorable macroeconomic backdrop. Intesa Sanpaolo S.p.A. is an Italian international banking group which outperformed on the back of higher interest rates and a steady macro backdrop. Danish pharmaceutical company Novo Nordisk A/S continued its strong performance, announcing at its March 2024 capital markets day positive early data on a new oral drug for treatment of obesity.
What detracted from performance?
The largest detractors from performance included stock selection within consumer discretionary, healthcare, and materials. At the individual stock level, Swiss multinational manufacturer Lonza Group AG experienced the unexpected departure of its CEO in September of 2023 and issued weaker guidance at its October 2023 capital markets day, reflecting a larger-than-expected Covid 19 demand overhang. The Fund exited the position. Management of Sony Group Corp. provided conservative commentary on near-term gaming segment margins given higher hardware and marketing costs for its Playstation 5 console. Yum China Holdings, Inc., the parent company of KFC and Pizza Hut and a major player in the Chinese fast-food market, underperformed along with broader negative sentiment and weakness in the Chinese market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	15.52%	8.01%	4.71%
MSCI ACWI ex USA Index	16.74	6.81	4.03

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,725,206,070
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,808,933
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,725,206,070
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$9,808,933
Portfolio Turnover Rate	86%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	15.4%
Germany	12.5
United States	12.1
United Kingdom	10.3
Canada	10.3
France	9.0
Netherlands	6.3
Denmark	6.1
China	3.9
Italy	3.8
Other	8.0
Short-Term Securities	2.1
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	6.1%
Beiersdorf AG	5.4
Sony Group Corp.	5.3
Recruit Holdings Co. Ltd.	4.8
Canadian National Railway Co.	4.8
ASML Holding NV	4.7
Mastercard, Inc., Class A	4.5
Deutsche Telekom AG, Registered Shares	4.0
Canadian Pacific Kansas City Ltd.	4.0
Tencent Holdings Ltd.	3.9
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	6.1%
Beiersdorf AG	5.4
Sony Group Corp.	5.3
Recruit Holdings Co. Ltd.	4.8
Canadian National Railway Co.	4.8
ASML Holding NV	4.7
Mastercard, Inc., Class A	4.5
Deutsche Telekom AG, Registered Shares	4.0
Canadian Pacific Kansas City Ltd.	4.0
Tencent Holdings Ltd.	3.9
(a)	Excludes short-term securities.

C000005984 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Institutional Shares
Trading Symbol	MAILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  International equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Major overseas economies returned to positive growth, supporting the corporate earnings outlook.
  Signs of easing inflation led to expectations that leading central banks were poised to begin reducing interest rates.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI ACWI ex USA Index) were led by stock selection within the financials, communication services, and energy sectors. At the individual stock level, Recruit Holdings Co., Ltd., a Japanese human resources and technology company with flagship job search engines Indeed and Glassdoor, contributed. Shares of Recruit have been supported by a favorable macroeconomic backdrop. Intesa Sanpaolo S.p.A. is an Italian international banking group which outperformed on the back of higher interest rates and a steady macro backdrop. Danish pharmaceutical company Novo Nordisk A/S continued its strong performance, announcing at its March 2024 capital markets day positive early data on a new oral drug for treatment of obesity.
What detracted from performance?
The largest detractors from performance included stock selection within consumer discretionary, healthcare, and materials. At the individual stock level, Swiss multinational manufacturer Lonza Group AG experienced the unexpected departure of its CEO in September of 2023 and issued weaker guidance at its October 2023 capital markets day, reflecting a larger-than-expected Covid 19 demand overhang. The Fund exited the position. Management of Sony Group Corp. provided conservative commentary on near-term gaming segment margins given higher hardware and marketing costs for its Playstation 5 console. Yum China Holdings, Inc., the parent company of KFC and Pizza Hut and a major player in the Chinese fast-food market, underperformed along with broader negative sentiment and weakness in the Chinese market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	15.47%	7.95%	4.67%
MSCI ACWI ex USA Index	16.74	6.81	4.03

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,725,206,070
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,808,933
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,725,206,070
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$9,808,933
Portfolio Turnover Rate	86%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	15.4%
Germany	12.5
United States	12.1
United Kingdom	10.3
Canada	10.3
France	9.0
Netherlands	6.3
Denmark	6.1
China	3.9
Italy	3.8
Other	8.0
Short-Term Securities	2.1
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	6.1%
Beiersdorf AG	5.4
Sony Group Corp.	5.3
Recruit Holdings Co. Ltd.	4.8
Canadian National Railway Co.	4.8
ASML Holding NV	4.7
Mastercard, Inc., Class A	4.5
Deutsche Telekom AG, Registered Shares	4.0
Canadian Pacific Kansas City Ltd.	4.0
Tencent Holdings Ltd.	3.9
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	6.1%
Beiersdorf AG	5.4
Sony Group Corp.	5.3
Recruit Holdings Co. Ltd.	4.8
Canadian National Railway Co.	4.8
ASML Holding NV	4.7
Mastercard, Inc., Class A	4.5
Deutsche Telekom AG, Registered Shares	4.0
Canadian Pacific Kansas City Ltd.	4.0
Tencent Holdings Ltd.	3.9
(a)	Excludes short-term securities.

C000005983 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Investor C Shares
Trading Symbol	MCILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$178	1.66%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  International equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Major overseas economies returned to positive growth, supporting the corporate earnings outlook.
  Signs of easing inflation led to expectations that leading central banks were poised to begin reducing interest rates.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI ACWI ex USA Index) were led by stock selection within the financials, communication services, and energy sectors. At the individual stock level, Recruit Holdings Co., Ltd., a Japanese human resources and technology company with flagship job search engines Indeed and Glassdoor, contributed. Shares of Recruit have been supported by a favorable macroeconomic backdrop. Intesa Sanpaolo S.p.A. is an Italian international banking group which outperformed on the back of higher interest rates and a steady macro backdrop. Danish pharmaceutical company Novo Nordisk A/S continued its strong performance, announcing at its March 2024 capital markets day positive early data on a new oral drug for treatment of obesity.
What detracted from performance?
The largest detractors from performance included stock selection within consumer discretionary, healthcare, and materials. At the individual stock level, Swiss multinational manufacturer Lonza Group AG experienced the unexpected departure of its CEO in September of 2023 and issued weaker guidance at its October 2023 capital markets day, reflecting a larger-than-expected Covid 19 demand overhang. The Fund exited the position. Management of Sony Group Corp. provided conservative commentary on near-term gaming segment margins given higher hardware and marketing costs for its Playstation 5 console. Yum China Holdings, Inc., the parent company of KFC and Pizza Hut and a major player in the Chinese fast-food market, underperformed along with broader negative sentiment and weakness in the Chinese market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	14.34%	6.88%	3.65%
Investor C Shares (with sales charge)	13.34	6.88	3.65
MSCI ACWI ex USA Index	16.74	6.81	4.03

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,725,206,070
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,808,933
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,725,206,070
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$9,808,933
Portfolio Turnover Rate	86%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	15.4%
Germany	12.5
United States	12.1
United Kingdom	10.3
Canada	10.3
France	9.0
Netherlands	6.3
Denmark	6.1
China	3.9
Italy	3.8
Other	8.0
Short-Term Securities	2.1
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	6.1%
Beiersdorf AG	5.4
Sony Group Corp.	5.3
Recruit Holdings Co. Ltd.	4.8
Canadian National Railway Co.	4.8
ASML Holding NV	4.7
Mastercard, Inc., Class A	4.5
Deutsche Telekom AG, Registered Shares	4.0
Canadian Pacific Kansas City Ltd.	4.0
Tencent Holdings Ltd.	3.9
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	6.1%
Beiersdorf AG	5.4
Sony Group Corp.	5.3
Recruit Holdings Co. Ltd.	4.8
Canadian National Railway Co.	4.8
ASML Holding NV	4.7
Mastercard, Inc., Class A	4.5
Deutsche Telekom AG, Registered Shares	4.0
Canadian Pacific Kansas City Ltd.	4.0
Tencent Holdings Ltd.	3.9
(a)	Excludes short-term securities.

C000101856 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Class R Shares
Trading Symbol	BIFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$125	1.16%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  International equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Major overseas economies returned to positive growth, supporting the corporate earnings outlook.
  Signs of easing inflation led to expectations that leading central banks were poised to begin reducing interest rates.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI ACWI ex USA Index) were led by stock selection within the financials, communication services, and energy sectors. At the individual stock level, Recruit Holdings Co., Ltd., a Japanese human resources and technology company with flagship job search engines Indeed and Glassdoor, contributed. Shares of Recruit have been supported by a favorable macroeconomic backdrop. Intesa Sanpaolo S.p.A. is an Italian international banking group which outperformed on the back of higher interest rates and a steady macro backdrop. Danish pharmaceutical company Novo Nordisk A/S continued its strong performance, announcing at its March 2024 capital markets day positive early data on a new oral drug for treatment of obesity.
What detracted from performance?
The largest detractors from performance included stock selection within consumer discretionary, healthcare, and materials. At the individual stock level, Swiss multinational manufacturer Lonza Group AG experienced the unexpected departure of its CEO in September of 2023 and issued weaker guidance at its October 2023 capital markets day, reflecting a larger-than-expected Covid 19 demand overhang. The Fund exited the position. Management of Sony Group Corp. provided conservative commentary on near-term gaming segment margins given higher hardware and marketing costs for its Playstation 5 console. Yum China Holdings, Inc., the parent company of KFC and Pizza Hut and a major player in the Chinese fast-food market, underperformed along with broader negative sentiment and weakness in the Chinese market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	14.83%	7.41%	4.08%
MSCI ACWI ex USA Index	16.74	6.81	4.03

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,725,206,070
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,808,933
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,725,206,070
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$9,808,933
Portfolio Turnover Rate	86%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	15.4%
Germany	12.5
United States	12.1
United Kingdom	10.3
Canada	10.3
France	9.0
Netherlands	6.3
Denmark	6.1
China	3.9
Italy	3.8
Other	8.0
Short-Term Securities	2.1
Other Assets Less Liabilities	0.2
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	6.1%
Beiersdorf AG	5.4
Sony Group Corp.	5.3
Recruit Holdings Co. Ltd.	4.8
Canadian National Railway Co.	4.8
ASML Holding NV	4.7
Mastercard, Inc., Class A	4.5
Deutsche Telekom AG, Registered Shares	4.0
Canadian Pacific Kansas City Ltd.	4.0
Tencent Holdings Ltd.	3.9
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	6.1%
Beiersdorf AG	5.4
Sony Group Corp.	5.3
Recruit Holdings Co. Ltd.	4.8
Canadian National Railway Co.	4.8
ASML Holding NV	4.7
Mastercard, Inc., Class A	4.5
Deutsche Telekom AG, Registered Shares	4.0
Canadian Pacific Kansas City Ltd.	4.0
Tencent Holdings Ltd.	3.9
(a)	Excludes short-term securities.

C000005981 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Investor A Shares
Trading Symbol	MDILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  International equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Major overseas economies returned to positive growth, supporting the corporate earnings outlook.
  Signs of easing inflation led to expectations that leading central banks were poised to begin reducing interest rates.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI ACWI ex USA Index) were led by stock selection within the financials, communication services, and energy sectors. At the individual stock level, Recruit Holdings Co., Ltd., a Japanese human resources and technology company with flagship job search engines Indeed and Glassdoor, contributed. Shares of Recruit have been supported by a favorable macroeconomic backdrop. Intesa Sanpaolo S.p.A. is an Italian international banking group which outperformed on the back of higher interest rates and a steady macro backdrop. Danish pharmaceutical company Novo Nordisk A/S continued its strong performance, announcing at its March 2024 capital markets day positive early data on a new oral drug for treatment of obesity.
What detracted from performance?
The largest detractors from performance included stock selection within consumer discretionary, healthcare, and materials. At the individual stock level, Swiss multinational manufacturer Lonza Group AG experienced the unexpected departure of its CEO in September of 2023 and issued weaker guidance at its October 2023 capital markets day, reflecting a larger-than-expected Covid 19 demand overhang. The Fund exited the position. Management of Sony Group Corp. provided conservative commentary on near-term gaming segment margins given higher hardware and marketing costs for its Playstation 5 console. Yum China Holdings, Inc., the parent company of KFC and Pizza Hut and a major player in the Chinese fast-food market, underperformed along with broader negative sentiment and weakness in the Chinese market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.12%	7.68%	4.36%
Investor A Shares (with sales charge)	9.08	6.52	3.80
MSCI ACWI ex USA Index	16.74	6.81	4.03

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,725,206,070
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,808,933
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,725,206,070
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$9,808,933
Portfolio Turnover Rate	86%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	15.4%
Germany	12.5
United States	12.1
United Kingdom	10.3
Canada	10.3
France	9.0
Netherlands	6.3
Denmark	6.1
China	3.9
Italy	3.8
Other	8.0
Short-Term Securities	2.1
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	6.1%
Beiersdorf AG	5.4
Sony Group Corp.	5.3
Recruit Holdings Co. Ltd.	4.8
Canadian National Railway Co.	4.8
ASML Holding NV	4.7
Mastercard, Inc., Class A	4.5
Deutsche Telekom AG, Registered Shares	4.0
Canadian Pacific Kansas City Ltd.	4.0
Tencent Holdings Ltd.	3.9
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	6.1%
Beiersdorf AG	5.4
Sony Group Corp.	5.3
Recruit Holdings Co. Ltd.	4.8
Canadian National Railway Co.	4.8
ASML Holding NV	4.7
Mastercard, Inc., Class A	4.5
Deutsche Telekom AG, Registered Shares	4.0
Canadian Pacific Kansas City Ltd.	4.0
Tencent Holdings Ltd.	3.9
(a)	Excludes short-term securities.